Acquisitions - Fair Values of Assets and Liabilities of GE Japan at the Date of Acquisition and the Consideration Paid (Detail) - JPY (¥) ¥ in Millions	Apr. 01, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Assets:
Loans and advances		¥ 85,129,070	¥ 95,273,845
All other assets		4,043,908	4,321,724
Total assets		192,175,566	191,150,981
Liabilities:
Borrowings		10,652,481	12,245,943
All other liabilities		6,882,740	7,461,101
Total liabilities		179,679,767	179,263,698
Goodwill		¥ 273,725	¥ 426,455	¥ 460,787
GE Japan GK [member]
Assets:
Loans and advances	¥ 470,538
All other assets	203,069
Total assets	673,607
Liabilities:
Borrowings	436,537
All other liabilities	58,134
Total liabilities	494,671
Net assets	178,936
Non-controlling interests measured at their proportionate share of the identifiable net assets	(394)
Net assets acquired	178,542
Goodwill	2,417
Total consideration	180,959
Consideration:
Cash	180,959
Total consideration	180,959
Acquisition related costs recognized as an expense in "General and administrative expenses" in the consolidated income statement	¥ 752